ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of components of accumulated other comprehensive loss, net of taxes

	2018	2017
Balance, beginning of period	$(2,476)	$(14,426)
Foreign currency translation adjustments	(4,226)	5,416
Gain (loss) on long term intercompany balances	(2,444)	6,534
Balance, end of period	$(9,146)	$(2,476)